Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Trade accounts payable to related parties	$ 901	$ 792
KOAS [Member]
Related Party Transaction
Trade accounts payable to related parties	216	381
KNOT and affiliates
Related Party Transaction
Trade accounts payable to related parties	$ 685	$ 411